3. STOCKHOLDERS' EQUITY (Details - Stock based compensation) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stock based compensation expense	$ 342,984	$ 26,057	$ 52,341	$ 201,612
Cost of Goods Sold [Member]
Stock based compensation expense	0	8,669	8,669	34,676
Research and Development Expenses [Member]
Stock based compensation expense	2,411	6,692	15,423	31,952
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	$ 130,573	$ 10,696	$ 28,249	$ 134,984